UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  06-30-2010
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane, London,
EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained
herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  08-12-2010
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form 13F Information Table Entry Total: _________19____________ Form 13F Information Table Value Total: _____ 183,249 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



FORM 13F INFORMATION TABLE
COLUMN 1 NAME OF ISSUER  COLUMN 2 TITLE OF CLASS  COLUMN 3 CUSIP
COLUMN 4 VALUE (x$1000) COLUMN 5 SHRS OR SH/ PRN AMT PRN PUT/ CALL COLUMN 6 INVESTMENT DISCRETION COLUMN 7 OTHER MANAGER SOLE SHARED NONE COLUMN 8 VOTING AUTHORITY
AGNICO EAGLE MINES LTD BRISTOL MYERS SQUIBB CO CF INDS HLDGS INC CHECKPOINT SYS INC CHUNGHWA TELECOM CO LTD COTT CORP QUE GOLDCORP
INC NEW HAIN CELESTIAL GROUP INC KANSAS CITY SOUTHERN KIMBERLY CLARK CORP MONSANTO CO NEW NEWMONT MINING CORP ORMAT TECHNOLOGIES INC PFIZER INC SARA LEE CORP SHAW GROUP INC TELECOMUNICACOES DE SAO PAUL VARIAN MED SYS INC YAMANA GOLD INC COM COM COM COM SPONS ADR NEW 09 COM COM COM COM NEW COM COM COM COM COM COM COM SPON ADR PFD COM COM 008474
10 8 110122 10 8 125269 10 0 162825 10 3 17133Q 40 3 22163N 10 6 380956
40 9 405217 10 0 485170 30 2 494368 10 3 61166W 10 1 651639 10 6 686688
10 2 717081 10 3 803111 10 3 820280 10 5 87929A 10 2 92220P 10 5 98462Y
10 0  23,066 17,088 10,898 9,729 227 6,855 16,265 3,824 10,688 5,509
3,402 15,773 144 413 19,634 14,311 177 11,573 13,674  379,497 685,150
171,750 330,030 11,515 1,177,776 370,928 189,570 294,040 90,857 73,600
255,480 5,100 28,980 1,392,485 418,194 8,700 221,360 1,327,580  SH SH
SH SH SH SH SH SH SH SH SH SH SH SH SH SH SH SH SH  SOLE SOLE SOLE
SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE 379,497 685,150 171,750 330,030 11,515 1,177,776 370,928
189,570 294,040 90,857 73,600 255,480 5,100 28,980 1,392,485 418,194
8,700 221,360 1,327,580